Subordinated Debt and Debentures - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2024 USD ($) qtr	Dec. 31, 2023 USD ($)	Mar. 31, 2018 USD ($)
Subordinated Debt [Abstract]
Subordinated debt		$ 39,586	$ 39,510
Trust preferred securities		$ 38,600	38,500
Distribution deferral period, maximum quarters | qtr		20
TCSB Statutory Trust I
Subordinated Debt [Abstract]
Interest rate spread, percent		2.46%
Subordinated Debentures | TCSB Statutory Trust I
Subordinated Debt [Abstract]
Debt instrument, discount		$ 928	996	$ 1,400
Subordinated Debt
Subordinated Debt [Abstract]
Trust Preferred Securities Issued	$ 40,000
Debt instrument, term	10 years
Call option period	5 years
Debt instrument, interest rate, stated percentage	5.95%
Fixed coupon rate percentage, period	5 years
Interest rate spread, percent	5.825%
Subordinated debt		39,590	39,510
Debt Instrument, unamortized discount (premium) and debt issuance costs, net		$ 410	$ 490